Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Named Executive Officers, Footnote [Text Block]	The following table sets forth additional compensation information of our principal executive officer (“PEO”) along with total shareholder return and net income for our 2024, 2023 and 2022 fiscal years. The Company appointed Robert M. Infarinato as Chief Financial Officer in August of 2024, and Mr. Infarinato is considered a non-PEO NEO for fiscal year 2024. The Company did not have any non-PEO NEOs for 2023 and 2022 fiscal years.
PEO Name	Robert M. Infarinato
Disclosure - Pay vs Performance Disclosure

Year	Summary Compensation Table Total for PEO (1)	CAP to PEO (2)	Summary Compensation Table Total for Non-PEO NEO	CAP to Non-PEO NEO (3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (4)	Net Income (Loss) (Thousands)
2024	$387,019	$384,546	$105,206	$106,566	$23.25	$(7,150)
2023	$437,892	$379,393	–	–	$6.33	$(10,826)
2022	$109,380	$94,715	–	–	$13.83	$(11,480)

Summary Compensation Table Total	$ 387,019	$ 437,892	$ 109,380
Compensation Actually Paid	384,546	379,393	94,715
Summary Compensation Table Total	105,206	0	0
Compensation Actually Paid	106,566	0	0
Total Shareholder Return Amount	23.25	6.33	13.83
Net Income (Loss)	$ (7,150)	(10,826)	(11,480)
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	CAP reflects the following exclusions and inclusions for the PEO in the table above:

Year	Summary Compensation Table Total	Minus: Grant Date Fair Value of Stock Awards and Option Awards from Summary Compensation Table	Plus: Year-end Fair Value of Unvested Equity Awards Granted During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Unvested Awards Granted in Prior Years	Plus: Fair Value at Vest Date for Awards Granted and Vested During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Prior Years’ Awards Vested During Year	Minus: Fair Value at Prior Year-end for Prior Years’ Awards that Fail to Meet Vesting Conditions During Year	Compensation Actually Paid
2024	$387,019	$(43,245)	$43,245	–	–	$(2,473)	–	$384,546
2023	$437,892	$(57,640)	$8,360	–	–	$(9,219)	–	$379,393
2022	$109,380	$(31,464)	$18,590	–	–	$(1,791)	–	$94,715

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	CAP reflects the following exclusions and inclusions for the Non-PEO NEO in the table above:

Year	Summary Compensation Table Total	Minus: Grant Date Fair Value of Stock Awards and Option Awards from Summary Compensation Table	Plus: Year-end Fair Value of Unvested Equity Awards Granted During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Unvested Awards Granted in Prior Years	Plus: Fair Value at Vest Date for Awards Granted and Vested During Year	Plus: Year-Over-Year Difference of Year-End Fair Value of Prior Years’ Awards Vested During Year	Minus: Fair Value at Prior Year-end for Prior Years’ Awards that Fail to Meet Vesting Conditions During Year	Compensation Actually Paid
2024	$105,206	$(29,330)	$30,690	$0	$0	$0	$0	$106,566
2023	–	–	–	–	–	–	–	–
2022	–	–	–	–	–	–	–	–

(4)	Total shareholder return as calculated based on a fixed investment of $100 measured from the market close on December 31, 2022 through and including the end of the fiscal year for each year reported in the table.

Relationship Between Pay and Performance

Relationship Between Pay and Performance

The following charts shown below illustrate the relationship of compensation actually paid to our PEO and, for 2024, to our Non-PEO NEO, as set forth in the table above, as compared to: our (1) total shareholder return and (2) net income (loss).

Grant Date Fair Value Of Stock Awards And Option Awards From Summary Compensation Table [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (43,245)	(57,640)	(31,464)
Grant Date Fair Value Of Stock Awards And Option Awards From Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(29,330)	0	0
Fair Value Of Unvested Equity Awards Granted During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	43,245	8,360	18,590
Fair Value Of Unvested Equity Awards Granted During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,690	0	0
Difference Of Year End Fair Value Of Unvested Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Difference Of Year End Fair Value Of Unvested Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Fair Value At Vest Date For Awards Granted And Vested During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Fair Value At Vest Date For Awards Granted And Vested During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Difference Of Year End Fair Value Of Prior Years Awards Vested During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,473)	(9,219)	(1,791)
Difference Of Year End Fair Value Of Prior Years Awards Vested During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Fair Value At Prior Year End For Prior Years Awards That Fail To Meet Vesting Conditions During Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Fair Value At Prior Year End For Prior Years Awards That Fail To Meet Vesting Conditions During Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0